Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Years Ended September 30,
	2025	2024	2023
Current tax provision
BVI	$-	$-	$-
Hong Kong	-	-	-
PRC	236,637	727,550	254,104
	236,637	727,550	254,104
Deferred tax (benefit) provision
BVI	-	-	-
Hong Kong	-	-	-
PRC	(22,065)	36,329	89,603
	(22,065)	36,329	89,603
Income tax provision	$214,572	$763,879	$343,707

Schedule of Deferred Tax Assets

Deferred tax assets, net are composed of the following:

	September 30, 2025	September 30, 2024
Deferred tax assets:
Net operating loss carry-forwards	$133,293	$367,554
Inventory written down	129,522	119,930
Allowance for credit losses	23,175	12,458
Total	285,990	499,942
Valuation allowance	(144,189)	(378,620)
Total deferred tax assets, net	$141,801	$121,322

Schedule of Movement of the Valuation Allowance

Movement of the valuation allowance:

	September 30, 2025	September 30, 2024
Beginning balance	$378,620	$15,688
Current year (reduction) addition	(225,659)	353,156
Exchange difference	(8,772)	9,776
Ending balance	$144,189	$378,620

Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2025, 2024 and 2023:

	For the Years Ended September 30,
	2025	2024	2023
China Income tax statutory rate	25.0%	25.0%	25.0%
Effect of PRC tax holiday	(18.4)%	(15.6)%	(11.6)%
Permanent difference	0.5%	0.1%	0.1%
Research and development tax credit	(14.6)%	(5.3)%	(7.2)%
Non-PRC entity not subject PRC income tax	3.8%	5.7%	4.3%
Change in valuation allowance	17.1%	8.4%	0.1%
Effective tax rate	13.4%	18.3%	10.7%

Schedule of Taxes Payable

Taxes payable consist of the following:

	September 30, 2025	September 30, 2024
Income tax payable	$259,654	$809,389
Value added tax payable	29,008	306,183
Other taxes payable	13,655	8,001
Total taxes payable	$302,317	$1,123,573